ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held-for-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Held-for-Sale [Roll Forward]
Balance at beginning of period	$ 1,832	$ 645
Additions	671	11,315
Sales	(1,069)	(9,978)	$ (2,800)
Impairment of Long-Lived Assets to be Disposed of	(15)	(150)
Balance at end of period	$ 1,419	$ 1,832	$ 645